INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw and packaging materials	$ 1,279	$ 1,576
Products in process	638	715
Finished products	2,268	2,567
Materials in transit and payments on account	186	195
Inventories	$ 4,371	$ 5,053